Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Minimum rentals payable under operating leases [Abstract]
Rental expenses under operating leases	$ 3,884	$ 2,945	$ 2,728
Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	13,386	10,095
Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	3,474	2,714
No Later than 1 Year [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	3,365	2,176
No Later than 1 Year [Member] | Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	1,492	1,264
Later than 1 Year and not Later than 5 Years [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	9,519	6,238
Later than 1 Year and not Later than 5 Years [Member] | Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	1,982	1,450
Later than 5 Years [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	$ 502	$ 1,681